STATEMENTS OF OPERATIONS (FY) (Parenthetical)	Nov. 30, 2021 shares
Income (loss) from operations
Stock split	1.2
Class B Common Stock [Member]
Income (loss) from operations
Issuance of Class B ordinary shares to Sponsors (in shares)	6,900,000
Class B Common Stock [Member] | Sponsor [Member]
Income (loss) from operations
Stock split	1.2
Issuance of Class B ordinary shares to Sponsors (in shares)	6,900,000